        [GRAPHIC]                       . Underlying Funds available with The
                                          Fulcrum Fund(SM) Variable Annuity

        The Fulcrum Fund(SM)

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                                     [LOGO]
                                   AllmericA
                                  FINANCIAL(R)

                               Semi-Annual Report

                                 JUNE 30, 2003

                              GENERAL INFORMATION


OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

Mark A. Hug, President and CEO
Edward J. Parry III, Senior Vice President and CFO
J. Kendall Huber, Senior Vice President and General Counsel
Robert P. Restrepo, Jr., Senior Vice President
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Vice President and Treasurer
Charles F. Cronin, Vice President and Secretary

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Houston, TX 77046
  AIM V.I. Premier Equity Fund

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Opus Investment Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Money Market Fund
     Select Investment Grade Income Fund

   Bank of Ireland Asset Management (U.S.) Ltd.
   26 Fitzwilliam Place, Dublin 2, Ireland
   75 Holly Hill Lane, Greenwich, CT 06830
     Select International Equity Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

INVESTMENT ADVISERS (CONTINUED)
Delaware Management Company
2005 Market Street, Philadelphia, PA 19103
  Delaware VIP Balanced Series
  Delaware VIP Small Cap Value Series

Gabelli Funds, LLC
One Corporate Center, Rye, NY 10580
  Gabelli Capital Asset Fund

Lazard Asset Management
30 Rockefeller Plaza, New York, NY 10112
  Lazard Retirement International Equity Portfolio

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
  MFS Emerging Growth Series
  MFS Investors Trust Series

Oppenheimer Funds, Inc.
498 Seventh Avenue, New York, NY 10018
  Oppenheimer Aggressive Growth Fund/VA
  Oppenheimer Main Street Fund/VA

Pilgrim Baxter & Associates, Ltd.
1400 Liberty Ridge Drive, Wayne, PA 19087
  PBHG Select 20 Portfolio



One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                        Without Surrender Charge              With Surrender Charge
                                                                and Contract Fee                  and Contract Fee*
                                         Sub-                              Since                              Since
                               Fund   Account                          Inception                          Inception
                          Inception Inception       1      5   Life of   of Sub-       1      5   Life of   of Sub-
Sub-Accounts                   Date      Date    Year   Year Portfolio   Account    Year   Year Portfolio   Account
-------------------------------------------------------------------------------------------------------------------

Allmerica Investment
Trust
AIT Money Market Fund      4/29/85   3/13/97   -0.27%  2.62%   3.04%       2.91%  -6.26%  2.03%   2.99%       2.71%
AIT Select Capital
  Appreciation Fund         2/1/96   3/13/97    3.11% -2.07%   5.53%       5.59%  -3.40% -2.97%   5.20%       5.13%
AIT Equity Index Fund       2/1/96   3/13/97   -2.57% -5.20%  -1.63%      -3.41%  -8.62% -6.06%  -2.08%      -4.00%
AIT Select International
  Equity Fund              3/26/96   3/13/97  -12.55% -6.37%  -4.08%      -5.70% -17.96% -7.14%  -4.49%      -6.23%
AIT Select Investment
  Grade Income Fund        4/29/85   3/13/97    7.42%  4.63%   3.08%       4.39%   0.90%  3.97%   2.88%       4.08%

AIM Variable Insurance
Funds
AIM V.I. Premier Equity
  Fund                      5/5/93    9/1/98   -3.69% -4.95%   6.36%      -2.00%  -9.69% -5.66%   6.31%      -2.74%

Delaware VIP Trust
Delaware VIP Balanced
  Series                   7/28/88    9/1/98   -1.21% -5.32%   4.02%      -3.87%  -7.20% -5.91%   3.99%      -4.48%
Delaware VIP Small Cap
  Value Series            12/27/93    9/1/98    0.18%  4.44%   9.58%       9.68%  -5.90%  3.87%   9.56%       9.18%

Gabelli Capital Series
Funds, Inc.
Gabelli Capital Asset
  Fund                      2/1/96   3/13/97    5.38%  3.78%   9.59%       8.30%  -1.28%  2.80%   9.17%       7.76%

Lazard Asset Management
Lazard Retirement
  International Equity
  Portfolio                 9/1/98    9/1/98   -6.09%    N/A  -3.52%      -3.52% -11.75%    N/A  -4.10%      -4.10%

MFS Variable Insurance
Trust
MFS Emerging Growth
  Series                   7/24/95    9/1/98   -0.37% -5.64%   4.88%      -2.04%  -6.47% -6.26%   4.25%      -2.69%
MFS Investors Trust
  Series                   10/9/95    9/1/98   -3.42% -5.48%   4.94%      -2.87%  -9.38% -6.13%   4.28%      -3.54%

Oppenheimer Variable
Account Funds
Oppenheimer Aggressive
  Growth Fund/VA           8/15/86    9/1/98   -2.21% -3.93%   5.97%       2.32%  -8.13% -4.50%   5.94%       1.70%
Oppenheimer Main Street
  Fund/VA                   7/5/95    9/1/98   -5.01% -5.11%   7.88%       0.33% -10.79% -5.71%   7.84%      -0.30%

PBHG Insurance Series
Fund
PBHG Select 20 Portfolio   9/25/97   11/2/98   -4.54% -2.29%   2.59%      -1.97% -10.44% -2.95%   2.16%      -2.69%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          PRODUCT PERFORMANCE SUMMARY

THE FULCRUM FUND/SM/ VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 6/30/03

The average annual total returns for The Fulcrum Fund/SM/ Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

                                                                               Without Surrender Charge
                                                                                       and Contract Fee
                                                                Sub-                              Since
                                                      Fund   Account                          Inception
                                                 Inception Inception       1      5   Life of   of Sub-       1
Sub-Accounts                                          Date      Date    Year   Year Portfolio   Account    Year
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                             4/29/85   10/3/97   -0.27%  2.62%   3.05%     2.81%    -6.25%
AIT Select Capital Appreciation Fund               2/1/96   9/30/97    3.11% -2.07%   5.53%     3.24%    -3.84%
AIT Equity Index Fund                              2/1/96   9/30/97   -2.57% -5.20%  -1.63%    -6.97%    -8.73%
AIT Select International Equity Fund              3/26/96   10/3/97  -12.55% -6.37%  -4.08%    -6.71%   -17.94%
AIT Select Investment Grade Income Fund           4/29/85   10/3/97    7.43%  4.64%   3.08%     4.28%     0.93%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                       5/5/93    5/5/93   -3.70% -4.91%   6.38%    -1.97%    -9.49%

Delaware VIP Trust
Delaware VIP Balanced Series                      7/28/88    9/1/98   -1.21% -5.34%   4.01%    -3.88%    -7.12%
Delaware VIP Small Cap Value Series              12/27/93    9/1/98    0.18%  4.41%   9.56%     9.65%    -5.80%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund                         2/1/96   9/30/97    5.38%  3.78%   9.58%     5.95%    -1.51%

Lazard Asset Management
Lazard Retirement International Equity Portfolio   9/1/98    9/1/98   -6.09%    N/A  -3.47%    -3.47%   -11.69%

MFS Variable Insurance Trust
MFS Emerging Growth Series                        7/24/95    9/1/98   -0.37% -5.63%   4.89%    -2.03%    -6.51%
MFS Investors Trust Series                        10/9/95    9/1/98   -3.42% -5.44%   4.97%    -2.82%    -9.19%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA             8/15/86    9/1/98   -2.21% -4.00%   5.92%     2.23%    -8.25%
Oppenheimer Main Street Fund/VA                    7/5/95    9/1/98   -5.02% -5.09%   7.89%     0.35%   -10.71%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                          9/25/97   11/2/98   -4.55% -2.32%   2.55%    -2.00%   -10.28%

                                                       With Surrender Charge
                                                           and Contract Fee*
                                                                      Since
                                                                  Inception
                                                      5   Life of   of Sub-
Sub-Accounts                                       Year Portfolio   Account
---------------------------------------------------------------------------

Allmerica Investment Trust
AIT Money Market Fund                             2.04%   2.98%     2.45%
AIT Select Capital Appreciation Fund             -3.37%   4.88%     2.19%
AIT Equity Index Fund                            -6.15%  -2.14%    -7.92%
AIT Select International Equity Fund             -7.06%  -4.34%    -7.27%
AIT Select Investment Grade Income Fund           4.01%   2.94%     3.86%

AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund                     -5.45%   6.36%    -2.54%

Delaware VIP Trust
Delaware VIP Balanced Series                     -5.85%   4.00%    -4.42%
Delaware VIP Small Cap Value Series               3.89%   9.56%     9.20%

Gabelli Capital Series Funds, Inc.
Gabelli Capital Asset Fund                        2.60%   9.03%     4.97%

Lazard Asset Management
Lazard Retirement International Equity Portfolio    N/A  -4.00%    -4.00%

MFS Variable Insurance Trust
MFS Emerging Growth Series                       -6.29%   4.82%    -2.71%
MFS Investors Trust Series                       -5.95%   4.96%    -3.36%

Oppenheimer Variable Account Funds
Oppenheimer Aggressive Growth Fund/VA            -4.66%   5.88%     1.54%
Oppenheimer Main Street Fund/VA                  -5.61%   7.88%    -0.21%

PBHG Insurance Series Fund
PBHG Select 20 Portfolio                         -2.86%   2.22%    -2.59%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as "Life of Fund", assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-917-1909.

   The Fulcrum Fund(SM) Variable Annuity is issued by Allmerica Financial Life
     Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.





                                     [LOGO]
                                   AllmericA
                                  FINANCIAL(R)

                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
The Hanover Insurance Company . Allmerica Financial Alliance Insurance Company .
  Allmerica Financial Benefit Insurance Company . Citizens Insurance Company of America . Citizens Management Inc. . AMGRO, Inc. . Financial Profiles, Inc.
     VeraVest Investments, Inc. . VeraVest Investment Advisors, Inc. . Opus Investment Management, Inc. . Allmerica Trust Company, N.A. . First Allmerica
   Financial Life Insurance Company . Allmerica Financial Life Insurance and
                     Annuity Company (all states except NY)


10636 (6/03)